Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 15 - Related Party Transactions

A.	Name of related parties and relationships with the Company:

Related Party	Relationship
Dmedia Holding LP ("Dmedia")	23.45% stockholder
Jeffrey Wun	Shareholder and CEO of Aerkomm and Aircom
Y. Tristan Kuo	CFO of Aerkomm and Aircom
Louis Giordimaina	COO - Aviation of Aircom
Yih Lieh (Giretsu) Shih	President of Aircom Japan
Chien Ming Tseng	President of Aircom Taiwan
Hao Wei Peng	Employee of Aircom Taiwan and founding owner of Aircom Taiwan prior to 12/19/2017
EE Square Japan ("EESQUARE")	Yih Lieh (Giretsu) Shih is the Director
Bummy Wu	Shareholder
Wealth Wide Int'l Ltd. ("WWI")	Bunny Wu, a shareholder, is the Chairman
WISD Intellectual Property Agency, Ltd. ("WISD")	Patrick Li, Director of Aircom, is the Chairman; Chih-Ming (Albert) Hsu, Director of the Company, is a Director

B.	Significant related party transactions:

The Company has extensive transactions with its related parties. It is possible that the terms of these transactions are not the same as those which would result from transactions among wholly unrelated parties.

a.	As of December 31

	2019	2018

Other receivable from EESQAURE[1]	$920	$-
Temporary deposit to Bummy Wu2	$-	$100,067

Lease liability - current to WWI [3]	$22,632	$-
Other payable to:
Y. Tristan Kuo[4]	$4,799	$3,787
Jeffrey Wun[4]	7,510	46,236
Louis Giordimaina[4]	3,366	6,071
WWI[3]	-	39,224
Chien Ming Tseng[4]	-	47,880
Yih Lieh (Giretsu) Shih[4]	-	15,497
Others[5]	15,296	15,159
Total	$30,971	$173,854

1.	Represents receivable from EESQAURE due to Japan office sublease agreement on March 1, 2019. The monthly rent is ¥100,000 (approximately $920) and will be expired March 4, 2021.

2.	In November 2018, Aircom HK's bank account was temporarily frozen by its local bank in Hong Kong (the "HK bank") due to Aircom HK's failure to timely submit to the HK bank corporate documentation relating to the corporate organization and good standing of Aircom HK's parent company, Aircom, and Aircom's parent company, Aerkomm. To avoid a potential cash flow issue resulting from this temporary account freeze, Aircom HK withdrew $100,067 in cash from the HK bank and temporarily deposited it in an existing related party's bank account at a different bank for safe keeping. The Aircom HK's bank account with the HK bank was reactivated by the HK bank subsequently and the cash that was transferred to the related party's account was redeposited into Aircom HK's bank account at the HK bank in February 2019.

3.	Represents rent for a warehouse in Hong Kong to store the Company's hardware and another rent for the Hong Kong office starting June 28, 2018.

4.	Represents payable to employees as a result of regular operating activities.

b.	For the years ended December 31, 2019 and 2018:

	Year Ended December 31,
	2019	2018

Rental income charged from EESQAURE	$9,173	$-
Rental expense charged by WWI	45,790	28,836
Interest expense charged by Dmedia	1,744	3,116
Consulting fee paid to Louis Giordimaina	-	222,246
Legal fee paid to WISD	-	10,779

Aircom Japan entered into a sublease agreement with EESQUARE for the period between March 5, 2019 and March 4, 2021. Pursuant to the terms of this lease agreement, EESQAURE pays Aircom Japan a rental fee of approximately $920 per month.

Aircom Hong Kong has a lease agreement with WWI with monthly rental cost of $450. The lease term was from June 1, 2017 to May 31, 2018 and the lease was not renewed. Aircom Hong Kong has another lease agreement with WWI for its office space in Hong Kong with monthly rental cost of HKD 30,000 ($3,829). The lease term is from June 28, 2018 to June 27, 2020.

Aerkomm had short-term loans from Dmedia with an annual interest rate of 3% and 4.75% for the years ended December 31, 2019 and 2018. The Company repaid the short-term loan in full on July 1, 2019 and June 14, 2018.

On May 25, 2018, Mr. Louis Giordimaina was converted from a consultant to a full-time employee and was appointed as Chief Operating Officer – Aviation. The consulting fee paid for the year ended December 31, 2018 in the amount of $222,246 represents the consulting services provided prior to the conversion.

Aircom engaged WISD to handle its filing of patent and trademark applications in 2018. No transaction is to be disclosed in 2019.